Inventories (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Certain raw materials CNY	Dec. 31, 2012 Certain raw materials CNY
Inventories
Raw materials	$ 52,565,490	320,486,533	100,328,496
Work-in-process	586,244	3,574,268	4,374,403
Finished goods	4,780,350	29,145,319	33,577,981
Total inventories	57,932,084	353,206,120	138,280,880
Inventories
Amount pledged as collateral for borrowings from financial institutions				0	51,516,000